Leases - Net Investments in Direct Financing Leases - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2013 vessel m³	Dec. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Jun. 30, 2017 vessel	Dec. 31, 2016 USD ($)
Capital Leased Assets [Line Items]
Net investments in direct financing leases	$ 486,106,000					$ 492,666,000
Awilco LNG Carriers
Capital Leased Assets [Line Items]
Number of vessels | vessel		2
Volume of vessels (in cubic meter) | m³		155,900
Additional time period for fixed rate time charters contract		1 year
Number of vessels reclassified to operating lease as a result of the contract amendment | vessel					1
Minimum scheduled future revenues, capital lease, 2018	$ 6,800,000
Awilco LNG Carriers | Forecast
Capital Leased Assets [Line Items]
Net investments in direct financing leases				$ 131,000,000
Awilco LNG Carriers | Vessel One
Capital Leased Assets [Line Items]
Operating lease arrangement period, lessor		5 years
Awilco LNG Carriers | Vessel Two
Capital Leased Assets [Line Items]
Operating lease arrangement period, lessor		4 years
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Direct financing lease term	20 years
Number of vessels | vessel	2
Operating lease arrangement period, lessor	20 years
Minimum scheduled future revenues, capital lease, 2018	$ 39,100,000
Minimum scheduled future revenues, capital lease, 2019	39,100,000
Minimum scheduled future revenues, capital lease, 2020	39,100,000
Minimum scheduled future revenues, capital lease, 2021	39,100,000
Minimum scheduled future revenues, capital lease, 2022	$ 39,100,000
Awilco LNG Carriers | Forecast | Minimum
Capital Leased Assets [Line Items]
Deferred lease per day per vessel			$ 10,600
Awilco LNG Carriers | Forecast | Maximum
Capital Leased Assets [Line Items]
Deferred lease per day per vessel			$ 20,600